Share-Based Compensation (Details) - USD ($)																													1 Months Ended	6 Months Ended		12 Months Ended
		Jul. 17, 2029	Jul. 17, 2028	Jul. 17, 2027	Jul. 19, 2026	Jul. 17, 2026	Jun. 09, 2026	May 11, 2026	May 05, 2026	May 04, 2026	Mar. 03, 2026	Jan. 28, 2026	Jan. 26, 2026	Jan. 21, 2026	Jan. 01, 2026	Dec. 19, 2025	Dec. 11, 2025	Nov. 28, 2025	Sep. 18, 2025	Sep. 17, 2025	Sep. 08, 2025	Sep. 03, 2025	Aug. 25, 2025	Aug. 05, 2025	Jul. 24, 2025	May 04, 2025	Feb. 28, 2025	Jul. 28, 2023	Apr. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Jul. 19, 2024	Jun. 08, 2026	Feb. 27, 2026
Share-Based Compensation [Line Items]
Company's stock price (in Dollars)															$ 25,000															$ 295,000
Number of fair value of restricted shares (in Dollars per share)									$ 0.6
Unrecognized compensation cost (in Dollars)																														14,700,000
Unrecognized compensation cost (in Dollars)																														1,500,000
Share-based expense (in Dollars)																														46,200,000
General and administrative expenses (in Dollars)														$ 4,300,000
Success fee equal										4.00%
Success fee equal percentage							3.00%
Restricted Shares for existing employees during Two Thousand Twenty Five [Member]
Share-Based Compensation [Line Items]
Vesting percentage																												66.00%				49.00%
Restricted Shares for existing employees during Two Thousand Twenty Five [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Vesting percentage			17.00%	17.00%
Restricted Shares for external consultants [Member]
Share-Based Compensation [Line Items]
Vesting percentage					66.00%
Restricted Shares for external consultants [Member] | Forecast [Member]
Share-Based Compensation [Line Items]
Vesting percentage		17.00%
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)																			1,745
Subsequent Event [Member] | Restricted Shares for existing employees during Two Thousand Twenty Five [Member]
Share-Based Compensation [Line Items]
Vesting percentage						17.00%
Yunmi [Member]
Share-Based Compensation [Line Items]
Share-based expense (in Dollars)																														4,338,000
Restricted Shares [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)																		357,143		40,000			2,177,211
Fair value (in Dollars per share)																		$ 14		$ 38.6			$ 27.8
Other share-based compensation [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)																			300,000		3
Number of fair value of restricted shares (in Dollars per share)																$ 3.33
Weighted average period																			1 year 6 months 25 days
Share-based expense (in Dollars)																			$ 2.5
Loss on settlement of outstanding salaries (in Dollars)																														$ 2.2
Other share-based compensation [Member] | Tranche One [Member]
Share-Based Compensation [Line Items]
Vesting percentage																			50.00%
Other share-based compensation [Member] | Tranche Two [Member]
Share-Based Compensation [Line Items]
Vesting percentage																			50.00%
Other share-based compensation [Member] | Yorkville [Member]
Share-Based Compensation [Line Items]
Share-based expense (in Dollars)							$ 1.7
Other share-based compensation [Member] | Burkhan Capital LLC [Member]
Share-Based Compensation [Line Items]
Share-based expense (in Dollars)																										$ 4
Restricted Shares for external consultants [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)																							380,055
Fair value (in Dollars per share)
Unrecognized compensation cost (in Dollars)																														$ 57.6
Weighted average period																														1 year 18 days
Restricted Shares for existing employees [Member]
Share-Based Compensation [Line Items]
Fair value (in Dollars per share)																														$ 2.09
Weighted average period																														2 years 9 months 10 days
Unrecognized compensation cost (in Dollars)																														$ 1.1
Class B ordinary shares [Member]
Share-Based Compensation [Line Items]
Percentage of ordinary shares issued and outstanding																																	20.00%	15.00%
Shares issued (in Shares)
Annual target value (in Dollars)															$ 100,000
Company's stock price (in Dollars)																	$ 100,000,000
Aggregate shares (in Shares)											19,755																		2,500,000	35,178
Ordinary shares issued (in Shares)														900,000					259,063				500,000	92,593			750,000
Share Price (in Dollars per share)																																	$ 2.7
Company outstanding shares percentage												1.00%
Class B ordinary shares [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Company's stock price (in Dollars)																														$ 1,000
Ordinary shares issued (in Shares)	[1]																													500,000
Shares granted (in Shares)							614,755	1,000,000		6,420,545																							18,800,000
Class B ordinary shares [Member] | Yunmi [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)														900,000
Class B ordinary shares [Member] | Mansoor Ali Khan [Member}
Share-Based Compensation [Line Items]
Number of fair value of restricted shares (in Dollars per share)								$ 1.13
Class B ordinary shares [Member] | Other share-based compensation [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)																						3
Ordinary shares issued (in Shares)																									235,347
Class B ordinary shares [Member] | Other share-based compensation [Member] | Yorkville [Member]
Share-Based Compensation [Line Items]
Share-based expense (in Dollars)												$ 0.3
Class A ordinary shares [Member]
Share-Based Compensation [Line Items]
Percentage of ordinary shares issued and outstanding																																	15.00%	50.00%
Class A ordinary shares [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Company's stock price (in Dollars)
Ordinary shares issued (in Shares)	[1]
Class A ordinary shares [Member] | Mr. Alan Nan Wu [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)									7,000,000
Ordinary Shares [Member] | Other share-based compensation [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)													419,335
Unrecognized compensation cost (in Dollars)																														$ 0.9
Share-based expense (in Dollars)																			$ 9.2

[1]	Retrospectively restated for effect of reverse stock split effective on April 6, 2026 (see Note 17).